Annual Total Returns - Fidelity® Value Fund [BarChart] - 10.31 Fidelity Value Fund K PRO-08 - Fidelity® Value Fund - Fidelity Value Fund-Class K	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(6.58%)
Annual Return 2012	22.11%
Annual Return 2013	37.22%
Annual Return 2014	11.85%
Annual Return 2015	(6.41%)
Annual Return 2016	16.19%
Annual Return 2017	15.78%
Annual Return 2018	(17.31%)
Annual Return 2019	31.86%
Annual Return 2020	9.38%